Cash, Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2023
Cash, Cash Equivalents and Short-term Investments
Cash, Cash Equivalents and Short-term Investments

3. Cash, Cash Equivalents and Short-term Investments

Cash, cash equivalents and short-term investments consist of the following:

	As of December 31,
	2022	2023

	(In US$ thousands)
Cash and cash equivalents:	$2,690,768	$2,584,635
Short-term investments:
Bank time deposits	268,233	616,500
Wealth management products	212,195	24,535
Subtotal	480,428	641,035
Total cash, cash equivalents and short-term investments	$3,171,196	$3,225,670

The carrying amounts of cash, cash equivalents and short-term investments approximate the fair value.